CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2012	$ 933,534	$ 4,841	$ 499,958	$ 424,317	$ 4,418
Beginning Balance, Shares at Dec. 31, 2012		9,682,000
Stock-based compensation	12,785	$ 2	12,783
Stock-based compensation, Shares		3,000
Tax withholdings related to stock grants	(1,680)	$ (11)	(1,669)
Tax withholdings related to stock grants, Shares		(22,000)
Excess income taxes from stock-based compensation	(2,016)		(2,016)
Repurchases of common stock	$ (9,232)	$ (64)	(9,168)
Repurchases of common stock, Shares	(126,219)	(127,000)
Net income (loss)	$ 41,029			41,029
Other comprehensive loss	(4,418)				$ (4,418)
Dividends paid	(17,997)			(17,997)
Ending Balance at Dec. 31, 2013	952,005	$ 4,768	499,888	447,349
Ending Balance, Shares at Dec. 31, 2013		9,536,000
Stock-based compensation	10,697	$ 31	10,666
Stock-based compensation, Shares		62,000
Tax withholdings related to stock grants	(2,349)	$ (13)	(2,336)
Tax withholdings related to stock grants, Shares		(26,000)
Excess income taxes from stock-based compensation	(1,055)		(1,055)
Repurchases of common stock	$ (8,086)	$ (100)	(7,986)
Repurchases of common stock, Shares	(200,000)	(200,000)
Net income (loss)	$ (57,111)			(57,111)
Other comprehensive loss	0
Dividends paid	(23,829)			(23,829)
Ending Balance at Dec. 31, 2014	870,272	$ 4,686	499,177	366,409
Ending Balance, Shares at Dec. 31, 2014		9,372,000
Stock-based compensation	8,149	$ 94	8,055
Stock-based compensation, Shares		188,000
Tax withholdings related to stock grants	(526)	$ (8)	(518)
Tax withholdings related to stock grants, Shares		(16,000)
Excess income taxes from stock-based compensation	(2,044)		(2,044)
Net income (loss)	(1,047,109)			(1,047,109)
Other comprehensive loss	0
Ending Balance at Dec. 31, 2015	$ (171,258)	$ 4,772	$ 504,670	$ (680,700)
Ending Balance, Shares at Dec. 31, 2015		9,544,000